Note 6 - Investments in Equity Method Investees - Equity Method Investees and Respective Ownership Percentages (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Equity method investment	¥ 5,246,313	¥ 3,150,175
Multifeed [Member]
Equity method percentage	34.00%	34.00%
Equity method investment	¥ 1,806,472	¥ 1,642,171
I-Revo [Member]
Equity method percentage	30.00%	30.00%
Equity method investment	¥ 767,197	¥ 751,784
Trinity [Member]
Equity method percentage	33.75%	33.75%
Equity method investment	¥ 227,470	¥ 183,403
Appiaries [Member]
Equity method percentage		49.00%
Equity method investment		¥ 16,409
BIZNET [Member]
Equity method percentage	40.00%	40.00%
Equity method investment	¥ 249,840	¥ 182,514
KIS [Member]
Equity method percentage	39.30%	39.30%
Equity method investment	¥ 59,467	¥ 55,627
Leap Solutions [Member]
Equity method percentage	40.00%	40.00%
Equity method investment	¥ 201,448	¥ 227,430
JOCDN [Member]
Equity method percentage	20.00%	50.00%
Equity method investment	¥ 132,270	¥ 90,837
DeCurret [Member]
Equity method percentage	35.00%
Equity method investment	¥ 1,802,149